Consolidated Statement of Financial Position	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Non-current assets
Plant and equipment	RM 39,086,576	$ 9,630,794	RM 14,253,818
Right-of-use assets	1,410,228	347,475	170,026
Prepayments	51,058,607	12,580,660
Total non-current assets	91,555,411	22,558,929	14,423,844
Current assets
Trade receivables, net	9,975,198	2,457,853	8,409,351
Other receivables	508,958	125,406	2,867,160
Prepayments	3,761,758	926,884
Cash and short term deposits	10,861,937	2,676,344	1,654,146
Total current assets	25,107,851	6,186,487	12,930,657
Total assets	116,663,262	28,745,416	27,354,501
Current liabilities
Trade payables	335,070	82,559
Other payables	1,749,353	431,035	1,172,737
Provisions	25,296	6,233	441,353
Tax payable	5,143,639	1,267,375	3,918,926
Lease liabilities	323,500	79,709	52,768
Bank overdraft			104,587
Bank borrowings	1,173,088	289,045	736,481
Total current liabilities	8,749,946	2,155,956	6,426,852
Non-current liabilities
Lease liabilities	1,036,738	255,449	109,809
Bank borrowings	3,859,445	950,954	2,526,234
Deferred tax liabilities	1,005,135	247,662	907,405
Total non-current labilities	5,901,318	1,454,065	3,543,448
Total liabilities	14,651,264	3,610,021	9,970,300
Equity
Share capital, 10,800,000 common shares issued and outstanding with no par value, unlimited authorized share	1,145,780	282,317	1,145,780
Issuance of 8,850,000 ordinary shares with no par value	77,333,584	19,054,720
Reserves	3,280,388	808,276	3,280,388
Retained earnings	19,451,649	4,792,818	12,365,963
Shareholders’ equity	101,211,401	24,938,131	16,792,131
Non-controlling interest	800,597	197,264	592,070
Total equity	102,011,998	25,135,395	17,384,201
Total liabilities and equity	RM 116,663,262	$ 28,745,416	RM 27,354,501